WARRANTS - Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Warrants outstanding
Beginning balance (in shares)	1,552,042
Issued (in shares)	4,642,800	2,004,375
Exercised (in shares)		(452,333)
Ending balance (in shares)	6,194,842	1,552,042
Weighted average exercise price
Beginning (in dollars per share)	$ 22.14
Issued (in dollars per share)	8.9	$ 21.65
Exercised (in dollars per share)		20
Ending (in dollars per share)	$ 12.22	$ 22.14